Investment Strategy - LS Opportunity Fund	Jun. 26, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund will employ a stock selection process on both the long and short side whereby investment decisions are based upon extensive analysis of the business and financial fundamentals concerning particular companies and their industries, leading to an assessment of the companies’ investment value. The Fund seeks to capitalize on significant differences between the current market price of a company’s stock and its current or expected future investment value. The Fund is expected to maintain a net long exposure of approximately 50% to 70% over time, although net exposure may vary based on market conditions and investment opportunities. The Fund’s approach is designed to participate in rising markets while seeking to mitigate downside risk during periods of market stress, though there can be no assurance that such results will be achieved.

In implementing its strategies, the Fund generally intends to take positions in equity securities, including common and preferred stocks and securities convertible into equity securities, and in other investment companies. The Fund may also hold positions in foreign securities. The Fund will take long positions and sell securities short to implement its strategies. When the Fund takes a long position with respect to a particular security, the Fund purchases a security with the expectation that the price of the security will appreciate in the future. When the Fund sells securities short, the Fund takes a position with respect to that security that reflects its expectation that the price of the security will decline in the future. The Fund may invest in the securities of companies across all market capitalization sizes. The Sub-Advisor utilizes proprietary analytical frameworks and quantitative models in conjunction with fundamental research to select securities for the Fund’s portfolio as described more fully below.

On the long side, the Fund invests primarily in equity and equity-related securities of companies whose fundamentals (such as growth prospects and appropriate capital) combined with attractive valuations, indicate significant upside opportunity relative to downside risk. Particular emphasis is placed on identifying high-quality companies through a combination of quantitative screening and fundamental analysis, including evaluation of profitability, earnings stability, leverage, and intrinsic value, where position sizing is determined by the Sub-Advisor’s assessment of a company’s quality and valuation, with larger allocations made to companies viewed as higher quality and more attractively priced than their peers. Position sizes are also adjusted to maintain the Fund’s liquidity, to help maintain the Fund’s sector and market capitalization diversification, and manage overall portfolio risk; however, the Fund may become focused in certain sectors from time to time. A high quality company, as viewed by the Sub-Advisor, is generally one that is able to generate high and sustainable returns on capital over time, supported by identifiable competitive advantages (such as networks, branding, scale of distribution, and the ability to retain customers over time) and a business model that is expected to continue to address current demand in the company’s sector as this suggests that the company will have a strong return on capital. The Sub-Advisor believes that a timeframe of five to ten years is a reasonable horizon for evaluating business models, as it spans one or more full business cycles, which typically last two to ten years, and provides sufficient time for technological, competitive, and economic forces to test the resilience and adaptability of a company’s underlying business fundamentals. In evaluating quality, the Sub-Advisor considers the strength and sustainability of earnings, competitive positioning, and management’s capital allocation practices, including disciplined reinvestment, prudent use of leverage, and returning capital to shareholders when appropriate.

Downside risk is evaluated through forward-looking analysis, including scenario-testing and sensitivity to changes in market conditions and valuation assumptions. The assessment of upside opportunity includes a focus on companies that are undergoing significant positive change (such as improvements in their security price compared to historical price and improvements in ratios related to cash flow and earnings compared to historical averages) and companies that are valued in the public markets at a discount to their intrinsic value. On the short side, the Fund takes positions primarily in equity and equity-related securities of low-quality companies, which, combined with unattractive valuations, indicate significant downside risk. A low-quality company is generally characterized by weaker or deteriorating fundamentals, which may include inconsistent or declining profitability, excessive leverage, poor capital allocation, structurally challenged business models, or competitive disadvantages. There is no explicit investment time horizon for a long or short position, but it expected that core long positions, on average, will be held for 5 years or more. On the short side of the portfolio, holding periods are generally expected to be 1 to 2 years.

The Fund intends to use a traditional “long/short” hedging strategy to reduce portfolio volatility relative to a long-only equity exposure and isolate stock selection as the primary driver of returns.

The Fund may also use exchange-traded and over-the-counter (OTC) derivatives, exchange-traded funds (ETFs), depository receipts, and foreign currencies. The Fund may employ leverage, including through the use of derivatives and short positions, and may have gross investment exposure that exceeds its net assets. The use of leverage may amplify both gains and losses and involve additional risks as described below in “Principal Risk – Use of Leverage.” The derivative securities that the Fund may purchase or sell (short) include OTC swaps, which can be used as a substitute for direct investments in equity securities to obtain exposure in markets where it may be challenging or limited, and spot foreign exchange (FX) contracts, which can be utilized for trading in local markets. A swap is a derivative contract, typically over-the-counter (OTC), where two parties agree to exchange cash flows or liabilities based on an underlying financial instrument (e.g., interest rates, currencies, or equities) for a set period. A spot foreign exchange (FX) contract is an agreement to buy or sell a specified amount of one currency in exchange for another currency at the current market rate (i.e., the spot rate) for settlement on a near-immediate basis. For most currencies, settlement occurs within two business days (T+2) after the trade date, although certain pairs (e.g., USD/CAD) settle in one business day (T+1).

The Fund may reduce or eliminate a position if the Sub-Advisor believes the position (i) has a stock price that has risen rapidly to the point that the company has become expensive by historical standards and far outpaces the Sub-Advisor’s valuation assessment, (ii) has been revalued or downgraded in terms of quality as a result of new research, (iii) through the displacement in the portfolio by a better idea, or (iv) when a position increases too far beyond the Sub-Advisor’s desired weight and/or the increase in position size results in a sector, industry, or market capitalization size exposure on the portfolio level too far beyond the Sub-Advisors desired portfolio exposure.